Summary of significant accounting policies (Details Narrative) $ / shares in Units, $ in Millions			1 Months Ended					12 Months Ended
	Dec. 15, 2021 shares	May 20, 2021 shares	Jul. 31, 2023 shares	Mar. 31, 2023 shares	Jul. 31, 2022 shares	Apr. 30, 2022 shares	May 31, 2021	Dec. 31, 2023 EUR (€) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€) shares	Dec. 31, 2020 shares
Property, Plant and Equipment [Line Items]
Unrealized gain | €								€ 268,000
Unrealized gain | €								53,000
Net loss | €								11,645,455		€ 8,477,763	€ 5,529,332
Other comprehensive income | €								199,131
Comprehensive loss | €								€ 11,446,324		8,477,763	€ 5,529,332
Stockholders' Equity, Period Increase (Decrease) | €										50,000
Common Stock, Shares Authorized | shares								59,700,000	59,700,000
Number of warrants issued to the underwriters | shares			100
Common Stock, Shares, Outstanding | shares								18,216,958	18,216,858		18,216,858
Number of shares outstanding | shares								586,923	540,523			546
Impact of foreign currency translation | €								€ 15,800
Netincomeloss | €								200,000
Net exchange gain | €								(216,891)		2,286,690
Net exchange gain realized | €										1,600,000
Tax credit on investments in research and development, annual amount | €								€ 4,100,000		4,400,000
Number of shares awarded | shares				46,400	392,740	147,783
Number of shares outstanding, percentage							10.00%
Number of options available for grant | shares								1,234,772	1,281,162
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares									$ 14.375
Common Stock [Member]
Property, Plant and Equipment [Line Items]
Net loss | €
Number of shares outstanding | shares								586,923
Number of shares outstanding | shares								18,216,958	18,216,858		18,216,858
Minimum [Member]
Property, Plant and Equipment [Line Items]
Tax credit on investments in research and development, annual amount | €								€ 4,000,000.0		5,000,000.0
Maximum [Member]
Property, Plant and Equipment [Line Items]
Tax credit on investments in research and development, annual amount | €								€ 5,000,000.0
Maximum [Member] | Common Stock [Member]
Property, Plant and Equipment [Line Items]
Share-based payment award, options, number of shares, period increase | shares		2,700,000
Number of options available for grant | shares		2,700,000
Number of shares outstanding | shares								27,000,000
US$ Trade Payables [Member]
Property, Plant and Equipment [Line Items]
Net exchange gain realized | €										400,000
US$ Time Deposits [Member]
Property, Plant and Equipment [Line Items]
Net exchange loss unrealized | €										€ 300,000
IPO [Member]
Property, Plant and Equipment [Line Items]
Number of warrants issued to the underwriters | shares	3,120,114
Net exchange gain realized | $									$ 12.0
Number of stock issued, value | €											€ 3,900,000
Deferred offering costs | €											€ 156,000
ATM Offering Costs [Member]
Property, Plant and Equipment [Line Items]
Number of stock issued, value | €								€ 300,000
Share-Based Payment Arrangement, Option [Member]
Property, Plant and Equipment [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount | shares								382,785
Share-Based Payment Arrangement, Option [Member]
Property, Plant and Equipment [Line Items]
Number of shares outstanding | shares								382,785
Share-Based Payment Arrangement, Option [Member] | Common Stock [Member]
Property, Plant and Equipment [Line Items]
Number of shares outstanding | shares								18,216,958
Number of shares authorized | shares								1,821,695
Number of shares outstanding, percentage								10.00%
Underswriters Common Share Warrants [Member]
Property, Plant and Equipment [Line Items]
Number of shares outstanding | shares								23,502
Underswriters Warrants [Member] | IPO [Member]
Property, Plant and Equipment [Line Items]
Number of warrants issued to the underwriters | shares								23,502
Equity Incentive Plan 2021 - 2025 [Member]
Property, Plant and Equipment [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance | shares								2,700,000